Document and Entity Information	Jun. 20, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	METLIFE INC
Amendment Flag	true
Entity Central Index Key	0001099219
Document Type	8-K/A
Document Period End Date	Jun. 20, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	(212)
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	In the proxy statement that MetLife, Inc. (the “Company”) provided to shareholders in connection with the Company’s 2023 annual meeting of common shareholders (the “Annual Meeting”), the Company’s Board of Directors recommended that the shareholders vote, on an advisory basis, in favor of an annual frequency for future “say-on-pay” votes. Say-on-pay votes are periodic, non-binding shareholder votes to approve the compensation paid to the Company’s named executive officers as disclosed in the Company’s proxy statements and are required under Section 14A of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). At the Annual Meeting on June 20, 2023, approximately 99% of the shares voting on the matter voted in favor of an annual frequency for say-on-pay votes. On October 3, 2023, the Company’s Board of Directors approved an annual frequency for future say-on-pay votes. As a result, the Company expects that a say-on-pay vote will be held each year through 2029, when the next shareholder vote on the frequency of say-on-pay votes is required under the Exchange Act. The Company disclosed the results of the shareholder votes at the Annual Meeting on a Current Report on Form 8-K filed on June 23, 2023 (the “Original Report”). This Current Report on Form 8-K/A amends the Original Report solely for the purpose of disclosing the Company’s decision on the frequency of future say-on-pay votes.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE